Note 6 - Employee Benefit Plans - Accumulated Benefit Obligations (Details) - Plan Assets Exceed ABO [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 149,426	$ 148,143
Accumulated benefit obligation	146,336	144,816
Fair value of plan assets	$ 176,958	$ 175,159